Accounts Payable and Accrued Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Payables and Accruals [Abstract]
Accrued compensation	$ 20,834	$ 34,298	$ 25,011
Accrued severance and retention	117	349	2,613
Trade accounts payable	17,886	17,858	13,508
Accrued professional services	3,227	2,938	3,168
Restructuring liability	774	1,639	1,117
Taxes payable	2,279	1,892	1,404
Interest payable	1,556	1,293	309
Other	9,490	9,966	11,321
Total accounts payable and accrued liabilities	$ 56,163	$ 70,233	$ 58,451